Business combination and goodwill - Summary of Group's Total Goodwill (Detail) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 20,760,727	$ 4,418,226
Viapool [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,450,481	0
Voltlines [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	10,980,457	0
Door2Door [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	4,059,284	0
Shotl [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 4,270,505	$ 4,418,226